Equity (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Number of shares authorized	80,000,000	80,000,000
Number of shares issued and outstanding	33,295,618	28,156,728	28,119,728